Stockholders’ Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Stockholders’ Equity

13. Stockholders’ Equity

Twin Vee

Common Stock Issuance

On October 3, 2022, the Company issued and sold to ThinkEquity LLC, as the underwriter in a firm commitment underwritten public offering (the “Offering”) pursuant to the term of an underwriting agreement that the Company entered into with ThinkEquity LLC on September 28, 2022 (the “Underwriting Agreement”),an aggregate of 2,500,000 shares of the Company’s common stock, par value $0.001 per share, at a public offering price of $2.75 per share, for gross proceeds of $6,875,000, before deducting underwriting discounts, commissions and offering expenses. Pursuant to the Underwriting Agreement, the Company also issued to the underwriter, warrants to purchase up to 143,750 shares of common stock. The warrants will be exercisable at a per share exercise price of $3.4375.

On November 26, 2024, pursuant to the terms of the Merger Agreement with Forza and Merger Sub, Forza merged with and into Merger Sub, with Forza surviving the merger (the “Merger”). The Merger is intended to qualify for federal income tax purposes as a tax-free reorganization under the provisions of Section 368(a) of the Internal Revenue Code of 1986, as amended. Subject to the terms and conditions of the Merger Agreement, at the effective time of the Merger (the “Effective Time”), each outstanding share of Forza common stock (other than any shares held by us), were converted into the right to receive 0.61166627 shares (the “Exchange Ratio”) of our common stock, any fractional shares to be rounded down to the nearest whole share of common stock, for an aggregate of 5,354,480 shares of our common stock. No cash proceeds were received related to this share issuance.

Common Stock Warrants

As of December 31, 2024, the Company had outstanding warrants to purchase an aggregate of 562,373 shares of common stock:

●	warrants to purchase 150,000 shares of common stock at an exercise price of $7.50 per share that were issued to the representative of the underwriters on July 23, 2021, in connection with the Company’s IPO. The representative’s warrants are exercisable at any time and from time to time, in whole or in part, and expire on July 20, 2026.

●	warrants to purchase 143,750 shares of common stock at an exercise price of $3.4375 were issued to the representative of the underwriters on October 3, 2022, in connection with an underwritten public offering. These representative’s warrants are exercisable at any time and from time to time, in whole or in part, and expire on September 28, 2027.

●	warrants to purchase 105,501 shares of common stock at an exercise price of $10.22. These warrants were assumed by the Company on November 26, 2024 in connection with the Merger and were converted into a warrant to purchase the number of shares of Company common stock that the holder would have received if such holder had exercised such warrant to purchase shares of Forza common stock prior to the Merger . These representative’s warrants were originally issued in connection with Forza X1, Inc.’s initial public offering that closed on August 16, 2022, and are exercisable at any time and from time to time, in whole or in part, and expire on August 11, 2027.

●	warrants to purchase 163,122 shares of common stock at an exercise price of $3.07. These warrants were assumed by the Company on November 26, 2024 in connection with the Merger and were converted into a warrant to purchase the number of shares of Company common stock that the holder would have received if such holder had exercised such warrant to purchase shares of Forza common stock prior to the Merger These representative’s warrants were originally issued in connection with Forza X1, Inc.’s public offering that closed on June 14, 2023, and are exercisable at any time and from time to time, in whole or in part, and expire on June 12, 2028.

There was no warrant activity during the year ended December 31, 2024.

Equity Compensation Plan

The Company maintains an equity compensation plan (the “Plan”) under which it may award employees, directors and consultants’ incentive and non-qualified stock options, restricted stock, stock appreciation rights and other stock-based awards with terms established by the Compensation Committee of the Board of Directors which has been appointed by the Board of Directors to administer the Plan. The number of awards under the Plan automatically increased on January 1, 2022. As of December 31, 2024, there were 948,089 shares remaining available for grant under this Plan.

Accounting for Stock-Based Compensation

Stock Compensation Expense

For the year ended December 31, 2024 and 2023, the Company recorded $417,375 and $557,479, respectively, of stock-based compensation expense, which is included in salaries and wages on the accompanying consolidated statement of operations.

Stock Options

Under the Company’s 2021 Stock Incentive Plan the Company has issued stock options. A stock option grant gives the holder the right, but not the obligation to purchase a certain number of shares at a predetermined price for a specific period of time. The Company typically issues options that vest pro rata on a monthly basis over various periods. Under the terms of the Plan, the contractual life of the option grants may not exceed ten years.

The Company utilizes the Black-Scholes model to determine fair value of stock option awards on the date of grant. The Company utilized the following assumptions for option grants during the years ended December 31, 2024 and 2023:

	Year Ended December 31	Year Ended December 31,
	2024	2023
Expected term	1.42-6.5 years	5 years
Expected average volatility	39.1 – 49.6%	35.9 - 51%
Expected dividend yield	—	—
Risk-free interest rate	3.77 –4.55%	0.72 – 1.5-4.72%

The expected volatility of the option is determined using historical volatilities based on historical stock price of comparable boat manufacturing companies. The Company estimated the expected life of the options granted based upon historical weighted average of comparable boat manufacturing companies. The risk-free interest rate is determined using the U.S. Department of the Treasury yield curve rates with a remaining term equal to the expected life of the option. The Company has never paid a dividend, and as such the dividend yield is 0.0%

	Options Outstanding
	Number of	Weighted Average	Weighted Average Remaining life	Fair value
	Options	Exercise Price	(years)	of options

Outstanding, December 31, 2022	1,283,571	$4.14	8.95	$2,324,581
Granted	75,000	1.35	10.00	39,960
Exercised	—	—		—
Forfeited/canceled	(87,555)	(3.65)		(151,394)
Outstanding, December 31, 2023	1,271,016	$3.99	8.04	$2,213,147
Granted	1,352,458	2.19	5.16	266,500
Exercised	—	—		—
Forfeited/canceled	(484,303)	(3.63)		(770,996)
Outstanding, December 31, 2024	2.139,171	$2.93	5.04	$1,708,651

Exercisable options, December 31, 2024	1,177,766	$4.32	7.31

At December 31, 2024, 961,405 share of Twin Vee options are unvested and expected to vest over the next four years.

Restricted Stock Units

Under the Company’s 2021 Stock Incentive Plan the Company has issued restricted stock units (“RSUs”). RSUs are granted with a fair value equal to the closing market price of our common stock on the business day of the grant date. An award may vest completely at a point in time (cliff-vest) or in increments over time (graded-vest). Generally, RSUs vest over three years.

	Restricted Stock Units Outstanding
	Number of	Weighted Average Grant – Date	Weighted Average Remaining life	Aggregate Intrinsic
	Units	Fair Value Price	(years)	Value

Outstanding, December 31, 2022	—	$—	—	$—
Granted	91,875	2.25	3.00	71,955
Exercised	—	—		—
Forfeited/canceled	(24,625)	(2.25)		(34,968)
Outstanding, December 31, 2023	67,250	$2.25	2.07	$36,987

Granted	87,300	0.84	2.56	48,015
Exercised	—	—		—
Forfeited/canceled	(70,010)	(1.32)		(38,505)
Outstanding, December 31, 2024	84,540	$1.56	1.57	$46,497

Forza

On November 26, 2024, we consummated the Merger contemplated by the Merger Agreement. Each outstanding share of Forza Common Stock (other than any shares held by the Company), were converted into the right to receive 0.61166627 shares (the “Exchange Ratio”) of Twin Vee Common Stock, any fractional shares to be rounded down to the nearest whole share of common stock, for an aggregate of 5,354,480 shares of Twin Vee Common Stock. No cash proceeds were received related to this share issuance.

The Company utilizes the Black-Scholes model to determine fair value of stock option awards on the date of grant. The Company utilized the following assumptions for option grants during the year ended December 31, 2023:

Year Ended December 31
2023
Expected term	5 years
Expected average volatility	108 - 113%
Expected dividend yield	—
Risk-free interest rate	2.98 –4.72%

The expected volatility of the option is determined using historical volatilities based on historical stock price of comparable boat manufacturing companies. The Company estimated the expected life of the options granted based upon historical weighted average of comparable boat manufacturing companies. The risk-free interest rate is determined using the U.S. Department of the Treasury yield curve rates with a remaining term equal to the expected life of the option. The Company has never paid a dividend, and as such the dividend yield is 0.0%

	Options Outstanding		Weighted Average
	Number of	Weighted Average	Remaining life
	Options	Exercise Price	(years)	Fair value of option

Outstanding, December 31, 2022	1,441,500	$3.41	0.05	$4,009,913
Granted	518,000	0.70	9.76	287,835
Exercised	—	—
Forfeited/canceled	(69,583)	1.24	9.62	(40,248)
Outstanding, December 31, 2023	1,889,917	$2.75	9.36	$4,257,500

Exercisable options, December 31, 2023	611,250	$2.79	2.79

Accounting for Stock -Based Compensation

Stock Compensation Expense - For the year-to-date period until the date of merger on November 26, 2024, the Company recorded $759,765 of stock-based compensation expense which is included in salaries and wages on the accompanying condensed statement of operations.

Forza’s 2022 Stock Incentive Plan (the “Plan”)- Forza has issued stock options. A stock option grant gives the holder the right, but not the obligation to purchase a certain number of shares at a predetermined price for a specific period of time. Forza typically issues options that vest pro rata on a monthly basis over various periods. Under the terms of the Plan, the contractual life of the option grants may not exceed ten years.

Twin Vee Powercarsco [Member]
Stockholders’ Equity

11. Stockholders’ Equity

Twin Vee

Common Stock Warrants

As of September 30, 2025 and December 31, 2024, the Company had outstanding warrants to purchase an aggregate of 56,237 shares of common stock:

●	warrants to purchase 15,000 shares of common stock at an exercise price of $75.00 per share that were issued to the representative of the underwriters on July 23, 2021, in connection with the Company’s IPO. The representative’s warrants are exercisable at any time and from time to time, in whole or in part, and expire on July 20, 2026.

●	warrants to purchase 14,375 shares of common stock at an exercise price of $34.38 were issued to the representative of the underwriters on October 3, 2022, in connection with an underwritten public offering. These representative’s warrants are exercisable at any time and from time to time, in whole or in part, and expire on September 28, 2027.

●	warrants to purchase 10,550 shares of common stock at an exercise price of $102.20. These warrants were assumed by the Company on November 26, 2024 in connection with the Merger and were converted into a warrant to purchase the number of shares of Company common stock that the holder would have received if such holder had exercised such warrant to purchase shares of Forza common stock prior to the Merger. These representative’s warrants were originally issued in connection with Forza X1, Inc.’s initial public offering that closed on August 16, 2022, and are exercisable at any time and from time to time, in whole or in part, and expire on August 11, 2027.

●	warrants to purchase 16,312 shares of common stock at an exercise price of $30.70. These warrants were assumed by the Company on November 26, 2024 in connection with the Merger and were converted into a warrant to purchase the number of shares of Company common stock that the holder would have received if such holder had exercised such warrant to purchase shares of Forza common stock prior to the Merger These representative’s warrants were originally issued in connection with Forza X1, Inc.’s public offering that closed on June 14, 2023, and are exercisable at any time and from time to time, in whole or in part, and expire on June 12, 2028.

There was no warrant activity during the three or nine months ended September 30, 2025.

Equity Compensation Plan

The Company maintains an equity compensation plan (the “Plan”) under which it may award employees, directors and consultants’ incentive and non-qualified stock options, restricted stock, stock appreciation rights and other stock-based awards with terms established by the Compensation Committee of the Board of Directors which has been appointed by the Board of Directors to administer the Plan. As of September 30, 2025, there were 100,434 shares remaining available for grant under this Plan.

Accounting for Stock -Based Compensation

Stock Compensation Expense

For the three months ended September 30, 2025 and 2024, the Company recorded $63,897 and $278,867, respectively, of stock-based compensation expense. For the nine months ended September 30, 2025 and 2024, the Company recorded $179,493 and $1,022,894, respectively, of stock-based compensation expense. Stock-based compensation expense is included in salaries and wages on the accompanying condensed consolidated statement of operations.

Stock Options

Under the Company’s 2021 Stock Incentive Plan (the Twin Vee Plan) the Company has issued stock options. A stock option grant gives the holder the right, but not the obligation, to purchase a certain number of shares at a predetermined price for a specific period of time. The Company typically issues options that vest pro rata on a monthly basis over various periods. Under the terms of the Twin Vee Plan, the contractual life of the option grants may not exceed ten years.

The Company utilizes the Black-Scholes model to determine fair value of stock option awards on the date of grant. The Company utilized the following assumptions for option grants during the nine months ended September 30, 2025 and 2024:

	Nine months ended	Nine months ended
	September 30,	September 30,
	2025	2024
Expected term	5.7 years	6.0 years
Expected average volatility	48.4%	86.7%
Expected dividend yield	—	—
Risk-free interest rate	4.1%	4.2%

The expected volatility of the option is determined using historical volatilities based on historical stock price of comparable boat manufacturing companies. The Company estimated the expected life of the options granted based upon historical weighted average of comparable boat manufacturing companies. The risk-free interest rate is determined using the St. Louis Federal Reserve yield curve rates with a remaining term equal to the expected life of the option. The Company has never paid a dividend, and as such the dividend yield is 0.0%

	Options Outstanding		Weighted
	Number of	Weighted Average	Average Remaining life	Fair value of
	Options	Exercise Price	(years)	option

Outstanding, January 1, 2025	213,904	$29.30	5.04	1,708,693
Granted	72,000	2.71	—	98,371
Exercised	—	—	—
Expired	(4,358)	(27.75)	—	(52,669)
Forfeited/canceled	(10,917)	(3.16)	—	(18,356)
Outstanding, September 30, 2025	270,629	$23.30	7.94	1,736,039

Exercisable options, September 30, 2025	165,418	$35.17	7.15	1,519,367

	Options Outstanding		Weighted
	Number of Options	Weighted Average Exercise Price	Average Remaining life (years)	Grant Date Fair value of option

Outstanding, January 1, 2024	127,093	$39.85	8.04	2,213,178
Granted	74,199	6.31	—	233,957
Exercised	—	—	—	—
Expired	(33,888)	(38.73)	—	(578,873)
Forfeited/canceled	(12,284)	(12.80)	—	(157,292)
Outstanding, September 30, 2024	155,120	$24,85	8.25	1,710,970

Exercisable options, September 30, 2024	77,339	$41.61	7.24	$1,396,557

At September 30, 2025, 105,211 Twin Vee options are unvested and expected to vest over the next four years.

Restricted Stock Units

Under the Company’s 2021 Stock Incentive Plan the Company has issued restricted stock units (“RSUs”). RSUs are granted with fair value equal to the closing market price of the Company’s common stock on the business day of the grant date. An award may vest completely at a point in time (cliff-vest) or in increments over time (graded-vest). Generally, RSUs vest over three years. There were 4,092 RSUs exercisable on September 30, 2025.

	Restricted Stock Units Outstanding
	Number of	Weighted Average Grant – Date	Weighted Average Remaining life	Aggregate Intrinsic
	Units	Fair Value Price	(years)	Value

Outstanding, January 1, 2025	7,567	$15.98	1.58	$20,734
Granted	8,900	4.40	—	24,386
Exercised	—	—	—	—
Forfeited/canceled	(3,415)	6.86	—	(9,357)
Outstanding, September 30, 2025	13,032	$10.04	1.89	$35,763

	Restricted Stock Units Outstanding
	Number of	Weighted Average Grant – Date	Weighted Average Remaining life	Aggregate Intrinsic
	Units	Fair Value Price	(years)	Value

Outstanding, January 1, 2024	6,725	$22.50	2.07	$40,350
Granted	8,730	8.38	—	52,380
Exercised	—	—	—	—
Forfeited/canceled	(6,611)	(13.19)		(39,666)
Outstanding, September 30, 2024	8,844	$15.52	1.82	$53,064

Wizz Banger, Inc. Stock Options

On June 12, 2025, the Company’s wholly owned subsidiary, Wizz Banger, Inc., granted stock options to certain members of its executive team under a newly adopted equity incentive plan. The grant consisted of 2,800,000 options to acquire common shares of the subsidiary at an exercise price of $0.12 per share, which equaled the estimated fair market value of the subsidiary’s common stock on the grant date, as determined by a third-party valuation.

The options are subject to 12-month cliff vesting, whereby no portion of the award vests unless the executive remains employed by the subsidiary for the full 12-month period following the grant date. Upon completion of the service period, 100% of the options will vest.

No compensation expense has been recognized for the award as of September 30, 2025, consistent with ASC 718, as the vesting condition is based solely on continued service and has not yet been satisfied. The total grant-date fair value of the award was estimated to be approximately $188,761, calculated using the Black-Scholes option pricing model with the following assumptions:

●	Expected Term: 6 years

●	Expected Volatility: 55% (based on comparable SaaS companies)

●	Risk-Free Interest Rate: 4.2%

●	Dividend Yield: 0%

●	Fair Value per Option: $0.0674

Should the vesting condition be met, the Company will recognize compensation expense on the condensed consolidated statement of operations in the period the service condition is satisfied, or earlier if deemed probable.